UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      JUNE 30, 2004
                                                -------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic Partners LLC
             -----------------------------------------------------
Address:     3 Pickwick Plaza
             -----------------------------------------------------
             Greenwich, CT 06830
             -----------------------------------------------------

Form 13F File Number:  28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         ---------------------------------------
Title:       Chief Financial Officer
         ---------------------------------------
Phone:       (203) 629-8600
         ---------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy                 Greenwich, CT           August 13, 2004
-----------------------------    ---------------------------   ----------------
        [Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                                ------------------

Form 13F Information Table Entry Total:               11
                                                ------------------

Form 13F Information Table Value Total:               $797,649
                                                ------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE




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

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3       COLUMN 4           COLUMN 5              COLUMN 6           COLUMN 7

                                 TITLE                       VALUE      SHRS OR    SH/     PUT/     INVESTMENT           OTHER
       NAME OF ISSUER           OF CLASS       CUSIP        (X$1000)    PRN AMT    PRN     CALL     DISCRETION          MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
ATARI, INC.                       COM        04651M105       2,963    1,229,292     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
BOTTOMLINE TECHNOLOGIES           COM        101388106      36,630    3,455,700     SH                 SOLE
(DE), INC.
----------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORPORATION              COM        278856109     118,182    7,744,556     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
EXULT, INC.                       COM        302284104     262,933    48,872,396    SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.                      COM        564910107      26,417    2,501,600     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
MARKETWATCH.COM, INC.             COM        570619106      22,370    1,911,939     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORPORATION             COM        683715106      95,531    2,994,713     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
POWERDSINE                        COM        M41415106      57,487    4,685,199     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
PROXYMED, INC.                    COM        744290305      57,727    3,381,802     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION                    COM        78463B101      27,790    2,795,740     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------
SRA INTERNATIONAL, INC.           COM        78464R105      89,619    2,117,645     SH                 SOLE
----------------------------------------------------------------------------------------------------------------------------------


          COLUMN 1                               COLUMN 8

                                             VOTING AUTHORITY
       NAME OF ISSUER                 SOLE         SHARED       NONE
------------------------------------------------------------------------
ATARI, INC.                        1,122,108          0       107,184
------------------------------------------------------------------------
BOTTOMLINE TECHNOLOGIES            3,064,675          0       391,025
(DE), INC.
------------------------------------------------------------------------
ECLIPSYS CORPORATION               6,518,499          0      1,226,057
------------------------------------------------------------------------
EXULT, INC.                       39,787,613          0      9,084,783
------------------------------------------------------------------------
MAPICS, INC.                       2,187,877          0       313,723
------------------------------------------------------------------------
MARKETWATCH.COM, INC.              1,671,188          0       240,751
------------------------------------------------------------------------
OPEN TEXT CORPORATION              2,795,098          0       199,615
------------------------------------------------------------------------
POWERDSINE                         4,378,233          0       306,966
------------------------------------------------------------------------
PROXYMED, INC.                     3,060,706          0       321,096
------------------------------------------------------------------------
S1 CORPORATION                     2,454,405          0       341,335
------------------------------------------------------------------------
SRA INTERNATIONAL, INC.            1,877,849          0       239,796
------------------------------------------------------------------------




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